SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
SECURITIES [Abstract]
Securities available for sale

Securities available for sale consist of the following at December 31:

	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
	(In thousands)
2015
U.S. agency	$47,283	$309	$80	$47,512
U.S. agency residential mortgage-backed	195,055	1,584	583	196,056
U.S. agency commercial mortgage-backed	34,017	94	83	34,028
Private label residential mortgage-backed	5,061	161	319	4,903
Other asset backed	117,431	54	581	116,904
Obligations of states and political subdivisions	145,193	941	1,150	144,984
Corporate	38,895	9	290	38,614
Trust preferred	2,916	—	433	2,483
Total	$585,851	$3,152	$3,519	$585,484

2014
U.S. agency	$34,936	$133	$63	$35,006
U.S. agency residential mortgage-backed	256,387	1,838	667	257,558
U.S. agency commercial mortgage-backed	33,779	68	119	33,728
Private label residential mortgage-backed	6,216	187	390	6,013
Other asset backed	32,314	77	38	32,353
Obligations of states and political subdivisions	143,698	961	1,244	143,415
Corporate	22,690	53	79	22,664
Trust preferred	2,910	—	469	2,441
Total	$532,930	$3,317	$3,069	$533,178

Investments in a continuous unrealized loss position

Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2015
U.S. agency	$12,164	$47	$6,746	$33	$18,910	$80
U.S. agency residential mortgage-backed	57,538	316	23,340	267	80,878	583
U.S. agency commercial mortgage-backed	16,747	60	2,247	23	18,994	83
Private label residential mortgage-backed	—	—	3,393	319	3,393	319
Other asset backed	102,660	434	5,189	147	107,849	581
Obligations of states and political subdivisions	52,493	597	12,240	553	64,733	1,150
Corporate	30,550	290	—	—	30,550	290
Trust preferred	—	—	2,483	433	2,483	433
Total	$272,152	$1,744	$55,638	$1,775	$327,790	$3,519

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

2014
U.S. agency	$12,851	$58	$606	$5	$13,457	$63
U.S. agency residential mortgage-backed	89,547	531	15,793	136	105,340	667
U.S. agency commercial mortgage-backed	21,325	119	—	—	21,325	119
Private label residential mortgage-backed	208	1	4,013	389	4,221	390
Other asset backed	2,960	15	8,729	23	11,689	38
Obligations of states and political subdivisions	28,114	106	37,540	1,138	65,654	1,244
Corporate	8,660	79	—	—	8,660	79
Trust preferred	—	—	2,441	469	2,441	469
Total	$163,665	$909	$69,122	$2,160	$232,787	$3,069

Trust preferred securities

The following table breaks out our trust preferred securities in further detail as of December 31:

	2015		2014
	Fair Value	Net Unrealized Loss	Fair Value	Net Unrealized Loss
	(In thousands)
Trust preferred securities
Rated issues	$1,690	$(226)	$1,643	$(267)
Unrated issues	793	(207)	798	(202)

Private label residential mortgage backed securities below investment grade

At December 31, 2015, three private label residential mortgage-backed securities had credit related OTTI and are summarized as follows:

	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)
As of December 31, 2015
Fair value	$1,616	$1,331	$79	$3,026
Amortized cost	1,635	1,249	—	2,884
Non-credit unrealized loss	19	—	—	19
Unrealized gain	—	82	79	161
Cumulative credit related OTTI	757	457	380	1,594

Credit related OTTI recognized in our Consolidated Statements of Operations
For the years ended December 31,
2015	$—	$—	$—	$—
2014	9	—	—	9
2013	26	—	—	26

Credit losses recognized in earnings on securities available for sale

A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2015	2014	2013
	(In thousands)
Balance at beginning of year	$1,844	$1,835	$1,809
Additions to credit losses on securities for which no previous OTTI was recognized	—	—	—
Increases to credit losses on securities for which OTTI was previously recognized	—	9	26
Total	$1,844	$1,844	$1,835

Amortized cost and fair value of securities available for sale by contractual maturity

The amortized cost and fair value of securities available for sale at December 31, 2015, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$34,565	$34,591
Maturing after one year but within five years	69,976	69,916
Maturing after five years but within ten years	46,512	46,641
Maturing after ten years	83,234	82,445
	234,287	233,593
U.S. agency residential mortgage-backed	195,055	196,056
U.S. agency commercial mortgage-backed	34,017	34,028
Private label residential mortgage-backed	5,061	4,903
Other asset backed	117,431	116,904
Total	$585,851	$585,484

Gains and losses realized on sale of securities available for sale

A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

	Proceeds	Realized Gains (1)	Losses (2)
	(In thousands)
2015	$12,037	$75	$—
2014	14,633	329	—
2013	2,940	15	8
(1)	Gains in 2014 exclude $0.3 million of realized gain related to a U.S. Treasury short position.
(2)	Losses in 2014 and 2013 exclude $0.01 million and $0.03 million, respectively of credit related OTTI recognized in earnings.